Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 580,345,778.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,850.94
Offering Note	Capitalized terms used below but not defined herein have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as July 20, 2025, by and among ZimVie Inc., Zamboni Parent Inc. and Zamboni MergerCo Inc. (i) Title of each class of securities to which the transaction applies: common stock, par value $0.01 per share (the "Company common stock"), of ZimVie Inc. (ii) Aggregate number of securities to which the transaction applies: As of the close of business on August 11, 2025, the maximum number of shares of Company common stock to which this transaction applies is estimated to be 30,553,944, which consists of: a. 28,200,941 shares of Company common stock issued and outstanding; b. 2,162,554 shares of Company common stock subject to outstanding Company RSUs; c. 9,774 shares of Company common stock subject to issuance pursuant to in-the-money Company Stock Options with a per share exercise price of less than $19.00 (an "In-the-Money Company Stock Option"); d. 66,895 shares of Company common stock subject to outstanding Company DSUs; and e. 113,780 shares of Company common stock that may be issued under the Company ESPP prior to the Closing. (iii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on August 11, 2025, the underlying value of the transaction was calculated as the sum of: a. the product of 28,200,941 shares of Company common stock issued and outstanding multiplied by the Merger Consideration of $19.00 per share; b. the product of 2,162,554 shares of Company common stock subject to outstanding Company RSUs multiplied by the Merger Consideration of $19.00 per share; c. the product of 9,774 shares of Company common stock subject to issuance pursuant to outstanding In-the-Money Company Stock Options multiplied by $0.67 (which is the difference between the Merger Consideration of $19.00 per share and the exercise price of such In-the-Money Company Stock Options of $18.33 per share); d. the product of 66,895 shares of Company common stock subject to outstanding Company DSUs multiplied by the Merger Consideration of $19.00 per share; and e. the product of 113,780 shares of Company common stock that may be issued under the Company ESPP prior to the Closing multiplied by the Merger Consideration of $19.00 per share (such sum, the "Total Consideration"). In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00015310.